SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE LEASES (Details) - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Mar. 26, 2021	Mar. 25, 2021	Oct. 31, 2020
Leases
2023	$ 13,000	$ 29,000
2023		12,000
Total minimum lease payments	35,000	41,000
Less: Imputed interest	(1,000)	(1,000)
Total	34,000	$ 40,000	$ 5,600,000	$ 43,000	$ 6,017,000
2022 (Remaining)	$ 22,000